Consolidated Statements of Shareholders’ Equity	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Convertible preferred shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings Statutory Reserves CNY (¥)	Retained Earnings Unrestricted CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥)	USD ($)
BALANCE at Dec. 31, 2018	¥ 13,095	¥ 52,005	¥ 5,910	¥ 168,166,990	¥ 19,647,831	¥ 129,526,973	¥ 1,508,665		¥ 318,921,469	$ 50,021,405
BALANCE (in Shares) at Dec. 31, 2018	20,115,570	79,884,430	8,611,133
BALANCE at Dec. 31, 2019	¥ 13,095	¥ 52,005	¥ 5,910	168,166,990	22,201,382	229,177,894	3,097,741		422,715,017	66,300,958
BALANCE (in Shares) at Dec. 31, 2019	20,115,570	79,884,430	8,611,133
Net (loss) income						102,204,472			102,204,472	16,030,314
Statutory reserves					2,553,551	(2,553,551)
Foreign currency translation							1,589,076		1,589,076	249,239
BALANCE at Dec. 31, 2020	¥ 13,095	¥ 87,539		932,368,293	24,003,483	76,207,925	(35,434,146)	11,805,734	1,009,051,923	158,265,277
BALANCE (in Shares) at Dec. 31, 2020	20,115,570	130,953,843
Issuance of ordinary share through Initial public offering, net		¥ 6,965		171,465,783					171,472,748	26,894,733
Issuance of ordinary share through Initial public offering, net (in Shares)		9,838,280
Conversion of Series A preferred shares into Class B ordinary shares		¥ 5,910	¥ (5,910)
Conversion of Series A preferred shares into Class B ordinary shares (in Shares)		8,611,133	(8,611,133)
Issuance of ordinary share through public offering, net		¥ 10,588		401,329,133					401,339,721	62,948,338
Issuance of ordinary share through public offering, net (in Shares)		15,120,000
Issuance of ordinary share for compensation and services		¥ 12,071		191,406,387					191,418,458	30,023,128
Issuance of ordinary share for compensation and services (in Shares)		17,500,000
Noncontrolling interests acquired								94,611,165	94,611,165	14,839,338
Noncontrolling interests subscriptions receivable								(88,671,062)	(88,671,062)	(13,907,659)
Net (loss) income						(151,167,868)		6,209,945	(144,957,923)	(22,736,001)
Statutory reserves					1,802,101	(1,802,101)
Foreign currency translation							(38,531,887)	(344,314)	(38,876,201)	(6,097,558)
BALANCE at Dec. 31, 2021	¥ 13,095	¥ 102,127		1,454,680,407	28,573,157	(164,334,928)	(54,970,351)	75,400,758	1,339,464,265	210,088,973
BALANCE (in Shares) at Dec. 31, 2021	20,115,570	153,300,513
Issuance of ordinary share through public offering, net		¥ 14,588		508,118,380					508,132,968	79,698,381
Issuance of ordinary share through public offering, net (in Shares)		22,346,670
Vesting of employee share compensation				10,582,557					10,582,557	1,659,827
Noncontrolling interest acquired								330	330	52
Sale of subsidiary’s interest to noncontrolling holder				¥ 3,611,177				83,758,123	87,369,300	13,703,484
Sale of subsidiaries’ controlling interest								(1,426,158)	(1,426,158)	(223,686)
Net (loss) income						(235,973,179)		(18,421,285)	(254,394,464)	(39,900,633)
Statutory reserves | ¥					¥ 4,569,674	¥ (4,569,674)
Foreign currency translation							¥ (19,536,205)	¥ (315,986)	¥ (19,852,192)	$ (3,113,729)